Consolidated Statements of Convertible Preferred Stock and Stockholders’ (Deficit) Equity (Parentheticals) - Insu Acquisition Corp. II	12 Months Ended
Dec. 31, 2020 shares
Sale of Units, net of underwriting discount and offering expenses	23,000,000
Sale of Placement Units, net of underwriting discount and offering expenses	540,000